FINANCE EXPENSE - Disclosure of finance expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Finance Cost [Abstract]
Interest on term debt - cash	$ 1,785	$ 0	$ 9,177
Interest on term debt - PIK	12,833	14,660	8,714
Total interest on term debt (2020 Senior Notes)	14,618	14,660	17,891
Interest and fees on bank debt	9,734	5,979	16,961
Interest on lease obligation	257	181	286
Interest on EDC facility - letters of credit	307	419	711
Amortization of financing costs (discount and debt issues)	0	0	1,459
Accretion of decommissioning obligations	581	25	36
Total finance expense	$ 25,497	$ 21,264	$ 37,344